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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended  December 31, 2008
                                               ------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one):     / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:                                  OneBeacon Insurance Group, Ltd.
                                          ------------------------------------
   Address of Principal Executive Office: 601 Carlson Parkway
                                          ------------------------------------
                                          Minnetonka, Minnesota 55305
                                          ------------------------------------
                                          U.S.A.
                                          ------------------------------------

Form 13F File Number: 028-12951
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ann Marie Andrews
         ----------------------------------------------------
Title:   Chief Accounting Officer
         ----------------------------------------------------
Phone:   (781) 332-7000
         ----------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Ann Marie Andrews         Canton, Massachusetts   February  13, 2009
   -------------------------------  ---------------------   ------------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

No.    Form 13F File Number        Name

1.     028-04685                   Prospector Partners, LLC
----   ---------------             ------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 28
                                        --------------------

Form 13F Information Table Value Total: 23,661
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.          Form 13F File Number      Name

    1            28 - N/A                  Copley Square Capital Management, LLC
    ------       -----------------         -------------------------------------

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                           FORM 13F INFORMATION TABLE



                                                                           INVESTMENT DISCRETION       VOTING AUTHORITY SHARES
NAME OF ISSUER           CLASS       CUSIP        FAIR MV    SHARES    SOLE  SHARED AS  SHARED-OTHER    SOLE    SHARED   NONE
                                                                       ----  ---------  ------------    ----    ------   ----
Alcoa                    Com         013817101      168,900  15,000                      x                       x
American INTL Group Inc  Com         026874107       31,400  20,000                      x                       x
Automatic Data Proc      Com         053015103      786,800  20,000                      x                       x
Bank of America Corp     Com         060505104      140,800  10,000                      x                       x
Caterpillar Inc Del      Com         149123101      446,700  10,000                      x                       x
Comcast Corp New CL A    Com         20030N101      675,200  40,000                      x                       x
Colgate Palmolive        Com         194162103    1,713,500  25,000                      x                       x
CVS Caremark Corp        Com         126650100    1,724,400  60,000                      x                       x
Honda Motor ADR New      AMERN SHS   438128308      853,600  40,000                      x                       x
Honeywell Intl Inc Del   Com         438516106    1,707,160  52,000                      x                       x
Illinois Tool Works Inc  Com         452308109    1,402,000  40,000                      x                       x
Kraft Foods Inc VA CL A  CL A        50075N104      671,250  25,000                      x                       x
L-3 Communications Hldgs Com         502424104    1,844,500  25,000                      x                       x
Marathon Oil Corp        Com         565849106      820,800  30,000                      x                       x
Monsanto Co New Del Com  Com         61166W101      703,500  10,000                      x                       x
Nucor Corporation        Com         670346105    1,386,000  30,000                      x                       x
Patriot Coal Corp        Com         70336T104        6,250   1,000                      x                       x
Peabody Energy Corp Com  Com         704549104      341,250  15,000                      x                       x
Petrleo Bras VTG SPD ADR ADR         71654V408      244,900  10,000                      x                       x
Plum Creek Timber Co Inc Com         729251108      868,500  25,000                      x                       x
Staples Inc              Com         855030102      358,400  20,000                      x                       x
TJX Cos Inc New          Com         872540109    1,028,500  50,000                      x                       x
Toronto Dominion Bank    Com         891160509      358,700  10,000                      x                       x
United Techs Corp Com    Com         913017109    1,608,000  30,000                      x                       x
Wellpoint Inc            Com         94973V107    1,053,250  25,000                      x                       x
Weyerhaeuser Co          Com         962166104      306,100  10,000                      x                       x
Yum Brands Inc           Com         988498101    1,260,000  40,000                      x                       x
3M Company               Com         88579Y101    1,150,800  20,000                      x                       x
